Note 4 - Inventories (Details) - Inventories (USD $)	Sep. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Bunkers	$ 1,862,235	$ 1,854,589
Lubricants	1,479,596	1,297,818
Total	$ 3,341,831	$ 3,152,407